UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     YHB Investment Advisors, Inc.
Address:  29 South Main St., Ste. 306
          West Hartford, CT 06107-2417

Form 13F File Number:  028-13567

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark W. Everette
Title:    CEO and Senior Portfolio Manager
Phone:    860.561.7050

Signature, Place, and Date of Signing:

     /s/ Mark W. Everette         West Hartford, CT        May 13, 2010
     ---------------------        -----------------        -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ----------

Form 13F Information Table Entry Total:            137
                                            ----------

Form 13F Information Table Value Total:     $  137,012
                                            ----------
                                            (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------  --------------   ---------  --------  ------------------  ----------  --------  -------------------
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------   ---------  --------  -------  ---  ----  ----------  --------  ----  ------  -----
3M CO                          COM              88579Y101   1741      14724   SH         Sole        N/A       14724
ABBOTT LABS                    COM              002824100    556       9967   SH         Sole        N/A        9967
ABIOMED INC                    COM              003654100    626      39587   SH         Sole        N/A       39587
AGILENT TECHNOLOGIES INC       COM              00846U101    236       8287   SH         Sole        N/A        8287
ALLSTATE CORP                  COM              020002101    593      17593   SH         Sole        N/A       17593
AMERICAN BK CONN WATERBURY     COM              024327108   3698     118540   SH         Sole        N/A      118540
AMERICAN EXPRESS CO            COM              025816109   1685      47219   SH         Sole        N/A       47219
AMERICAN HOME PRODS CORP       COM              026609107   1692      27572   SH         Sole        N/A       27572
AMERICAN INTL GROUP INC        COM              026874107   3648      45950   SH         Sole        N/A       45950
AMGEN INC                      COM              031162100    303       5375   SH         Sole        N/A        5375
AOL TIME WARNER INC            COM              00184A105    637      19835   SH         Sole        N/A       19835
APPLERA CORP                   COM AP BIO GRP   038020103    403      10250   SH         Sole        N/A       10250
AT&T CORP                      COM              001957109    258      14223   SH         Sole        N/A       14223
AT8T WIRELESS SVCS INC         COM              00209A106    209      14515   SH         Sole        N/A       14515
AUTOMATIC DATA PROCESSING IN   COM              053015103   1557      26440   SH         Sole        N/A       26440
AVAYA I N C                    COM              053499109    228      18769   SH         Sole        N/A       18769
BAKER HUGHES INC               COM              057224107    481      13200   SH         Sole        N/A       13200
BANKNORTH GROUP INC NEW        COM              06646R107   1418      63025   SH         Sole        N/A       63025
BAXTER INTL INC                COM              071813109    276       5152   SH         Sole        N/A        5152
BELLSOUTH CORP                 COM              079860102    741      19435   SH         Sole        N/A       19435
BIOTECH HOLDRS TR              DEPOSTRY RCPTS   09067D201    264       2000   SH         Sole        N/A        2000
BOEING CO                      COM              097023105    684      17650   SH         Sole        N/A       17650
BP PLC                         SPONSORED ADR    055622104    743      15982   SH         Sole        N/A       15982
BRISTOL MYERS SQUIBB CO        COM              110122108   2104      41246   SH         Sole        N/A       41246
BURLINGTON RES INC             COM              122014103    837      22300   SH         Sole        N/A       22300
CANADIAN NATL RY CO            COM              136375102    396       8200   SH         Sole        N/A        8200
CAPITAL ONE FINL CORP          COM              14040H105    334       6200   SH         Sole        N/A        6200
CARDINAL HEALTH INC            COM              14149Y108    347       5367   SH         Sole        N/A        5367
CENDANT CORP                   COM              151313103    680      34660   SH         Sole        N/A       34660
CHEVRON CORP NEW               COM              166764100    702       7838   SH         Sole        N/A        7838
CHUBB CORP                     COM              171232101    379       5500   SH         Sole        N/A        5500
CISCO SYS INC                  COM              17275R102    419      23163   SH         Sole        N/A       23163
CITIGROUP INC                  COM              172967101   2909      57625   SH         Sole        N/A       57625
COCA COLA CO                   COM              191216100    392       8319   SH         Sole        N/A        8319
COMCAST CORP NEW               CL A SPL         20030N200    920      25550   SH         Sole        N/A       25550
CONOCOPHILLIPS                 COM              20825C104    310      10950   SH         Sole        N/A       10950
COSTCO WHSL CORP NEW           COM              22160K105   1167      26282   SH         Sole        N/A       26282
CVS CAREMARK CORPORATION       COM              126650100    457      15450   SH         Sole        N/A       15450
DELL INC                       COM              24702R101    579      21330   SH         Sole        N/A       21330
DEVON ENERGY CORP NEW          COM              25179M103    218       5650   SH         Sole        N/A        5650
DIMON INC                      COM              254394109     87      12150   SH         Sole        N/A       12150
DISNEY WALT CO                 COM DISNEY       254687106    454      21908   SH         Sole        N/A       21908
DOW CHEM CO                    COM              260543103    473      14010   SH         Sole        N/A       14010
DU PONT E I DE NEMOURS & CO    COM              263534109    457      10748   SH         Sole        N/A       10748
E M C CORP MASS                COM              268648102    154      11429   SH         Sole        N/A       11429
EBAY INC                       COM              278642103    227       3400   SH         Sole        N/A        3400
ELAN PLC                       ADR              284131208    229       5085   SH         Sole        N/A        5085
ELECTRONIC DATA SYS NEW        COM              285661104   2686      39188   SH         Sole        N/A       39188
ELECTRONICS FOR IMAGING INC    COM              286082102    740      33150   SH         Sole        N/A       33150
EMERSON ELEC CO                COM              291011104   2190      38350   SH         Sole        N/A       38350
EQUITY OFFICE PROPERTIES TRUST COM              294741103    538      17895   SH         Sole        N/A       17895
EXELON CORP                    COM              30161N101    285       5960   SH         Sole        N/A        5960
EXXON MOBIL CORP               COM              30231G102   5369     136623   SH         Sole        N/A      136623
FEDERAL NATL MTG ASSN          COM              313586109    853      10725   SH         Sole        N/A       10725
FIDELITY NATL FINL INC         COM              316326107    417      16830   SH         Sole        N/A       16830
FIRST DATA CORP                COM              319963104   2023      25781   SH         Sole        N/A       25781
FIRST VIRTUAL COMMUNICATIONS   COM              337484109     11      10500   SH         Sole        N/A       10500
FLEETBOSTON FINL CORP          COM              339030108   2268      62136   SH         Sole        N/A       62136
GANNETT INC                    COM              364730101   1171      17423   SH         Sole        N/A       17423
GENERAL ELECTRIC CO            COM              369604103   7906     197267   SH         Sole        N/A      197267
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    258       5181   SH         Sole        N/A        5181
GUIDANT CORP                   COM              401698105   1922      38592   SH         Sole        N/A       38592
HALLIBURTON CO                 COM              406216101    300      22900   SH         Sole        N/A       22900
HANCOCK JOHN FINL SVCS INC     COM              41014S106    347       8400   SH         Sole        N/A        8400
HARLEY DAVIDSON INC            COM              412822108   1369      25200   SH         Sole        N/A       25200
HARTFORD FINL SVCS GROUP INC   COM              416515104    433       6887   SH         Sole        N/A        6887
HEWLETT PACKARD CO             COM              428236103   1241      60425   SH         Sole        N/A       60425
HOME DEPOT INC                 COM              437076102   1962      38456   SH         Sole        N/A       38456
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    248       8400   SH         Sole        N/A        8400
IMS HEALTH INC                 COM              449934108   1313      67291   SH         Sole        N/A       67291
INTEL CORP                     COM              458140100    828      26348   SH         Sole        N/A       26348
INTERNATIONAL BUSINESS MACHS   COM              459200101   3029      25040   SH         Sole        N/A       25040
INTUIT                         COM              461202103    248       5800   SH         Sole        N/A        5800
ISHARES TR                     DJ US FINL SEC   464287788    286       3555   SH         Sole        N/A        3555
ISHARES TR                     D J US HEALTHCR  464287762    470       7575   SH         Sole        N/A        7575
JOHNSON & JOHNSON              COM              478160104   3818      64608   SH         Sole        N/A       64608
JPMORGAN CHASE & CO            COM              46625H100   1068      29386   SH         Sole        N/A       29386
KERR MCGEE CORP                COM              492386107    323       5900   SH         Sole        N/A        5900
KIMBERLY CLARK CORP            COM              494368103    308       5148   SH         Sole        N/A        5148
KOPIN CORP                     COM              500600101   1844     131900   SH         Sole        N/A      131900
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104   1575     112500   SH         Sole        N/A      112500
LILLY ELI & CO                 COM              532457108   1418      18054   SH         Sole        N/A       18054
LOWES COS INC                  COM              548661107    288       6200   SH         Sole        N/A        6200
LUCENT TECHNOLOGIES INC        COM              549463107    119      18843   SH         Sole        N/A       18843
MARSH & MCLENNAN COS INC       COM              571748102    643       5981   SH         Sole        N/A        5981
MBIA INC                       COM              55262C100    958      17857   SH         Sole        N/A       17857
MCDONALDS CORP                 COM              580135101   1070      40438   SH         Sole        N/A       40438
MCGRAW HILL COS INC            COM              580645109    343       5632   SH         Sole        N/A        5632
MEDTRONIC INC                  COM              585055106    521      10177   SH         Sole        N/A       10177
MELLON F I N L CORP            COM              58551A108    888      23600   SH         Sole        N/A       23600
MERCK & CO INC                 COM              589331107   2141      36416   SH         Sole        N/A       36416
MICROSOFT CORP                 COM              594918104   1835      27702   SH         Sole        N/A       27702
MOTOROLA INC                   COM              620076109    933      62110   SH         Sole        N/A       62110
NATIONAL CITY CORP             COM              635405103    263       9000   SH         Sole        N/A        9000
NATIONAL INSTRS CORP           COM              636518102    707      19000   SH         Sole        N/A       19000
NEOMAGIC CORP                  COM              640497103    161      45800   SH         Sole        N/A       45800
NEWFIELD EXPL CO               COM              651290108    657      18500   SH         Sole        N/A       18500
NOBLE ENERGY INC               COM              655044105    741      21000   SH         Sole        N/A       21000
ORACLE CORP                    COM              68389X105    200      14498   SH         Sole        N/A       14498
OXFORD HEALTH PLANS INC        COM              691471106    845      28050   SH         Sole        N/A       28050
PAYCHEX INC                    COM              704326107    335       9609   SH         Sole        N/A        9609
PEPSICO INC                    COM              713448108   1667      34247   SH         Sole        N/A       34247
PFIZER INC                     COM              717081103   2452      61542   SH         Sole        N/A       61542
PHARMACIA CORP                 COM              71713U102    209       4905   SH         Sole        N/A        4905
PITNEY BOWES INC               COM              724479100    590      15700   SH         Sole        N/A       15700
PROCTER & GAMBLE CO            COM              742718109   2228      28158   SH         Sole        N/A       28158
PROGRESSIVE CORP OHIO          COM              743315103   1807      12100   SH         Sole        N/A       12100
RADIOSHACK CORP                COM              750438103    427      14200   SH         Sole        N/A       14200
SAFEWAY INC                    COM NEW          786514208    265       6350   SH         Sole        N/A        6350
SBC COMMUNICATIONS,INC         COM              783876103   2451      62580   SH         Sole        N/A       62580
SCHERING PLOUGH CORP           COM              806605101    589      16450   SH         Sole        N/A       16450
SCHLUMBERGER LTD               COM              806857108   1572      28601   SH         Sole        N/A       28601
SPRINT CORP                    COM FON GROUP    852061100    393      19550   SH         Sole        N/A       19550
STANLEY WKS                    COM              854616109   1761      37806   SH         Sole        N/A       37806
STAPLES INC                    COM              855030102    492      26312   SH         Sole        N/A       26312
STATE STR CORP                 COM              857477103    463       8870   SH         Sole        N/A        8870
SUN MICROSYSTEMS INC           COM              866810104    319      25975   SH         Sole        N/A       25975
SYNOPSYS INC                   COM              871607107    857      14500   SH         Sole        N/A       14500
TARGET CORP                    COM              87612E106    357       8700   SH         Sole        N/A        8700
TEXAS INSTRS INC               COM              882508104    633      22612   SH         Sole        N/A       22612
TEXTRON INC                    COM              883203101    800      19300   SH         Sole        N/A       19300
TYCO INTL LTD NEW              COM              902124106   1911      32447   SH         Sole        N/A       32447
UNITED PARCEL SERVICE INC      CL B             911312106    863      15835   SH         Sole        N/A       15835
UNITED TECHNOLOGIES CORP       COM              913017109    894      13838   SH         Sole        N/A       13838
UNITEDHEALTH GROUP INC         COM              91324P102   1253      17700   SH         Sole        N/A       17700
VERIZON COMMUNICATIONS INC     COM              92343V104   1887      39758   SH         Sole        N/A       39758
VIACOM INC                     CL B             925524308    559      12656   SH         Sole        N/A       12656
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    205       7965   SH         Sole        N/A        7965
WACHOVIA CORP NEW              COM              929903102    323      10313   SH         Sole        N/A       10313
WAL MART STORES INC            COM              931142103    924      16061   SH         Sole        N/A       16061
WASTE MGMT INC DEL             COM              94106L109   1200      37600   SH         Sole        N/A       37600
WESTPORT RES CORP NEW          COM              961418100    262      15100   SH         Sole        N/A       15100
WHIRLPOOL CORP                 COM              963320106    605       8255   SH         Sole        N/A        8255
WHITE MTNS INS GROUP LTD       COM              G9618E107    452       1300   SH         Sole        N/A        1300
WILLIAMS COS INC DEL           COM              969457100    816      31960   SH         Sole        N/A       31960
WORLDCOM INC GA NEW            COM              98157D106    250      17786   SH         Sole        N/A       17786
YUM BRANDS INC                 COM              988498101   1655      33629   SH         Sole        N/A       33629